PROMISSORY NOTES (Tables)	2 Months Ended
Mar. 31, 2024
Short-Term Debt [Line Items]
Schedule of promissory notes [Table Text Block]
$
Balance, January 31, 2023	2,026,667
Repayments	(2,026,667)
Balance, March 31, 2024 and January 31, 2024	-